Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED OCTOBER 1, 2013 TO

PROSPECTUS DATED JULY 31, 2013

The information under the section entitled “FUND SUMMARIES — Tax-Advantaged Ultra-Short Fixed Income Fund — Fees and Expenses of the Fund” on page 26 of the Prospectus is amended and restated as follows to eliminate the redemption fee of 1.00%, effective October 1, 2013:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.28%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.03%
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement(1)	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.25%

(1)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The information under the section entitled “FUND SUMMARIES — Ultra-Short Fixed Income Fund — Fees and Expenses of the Fund” on page 30 of the Prospectus is amended and restated as follows to eliminate the redemption fee of 1.00%, effective October 1, 2013:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.30%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.46%
Expense Reimbursement(2)	(0.20)%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.26%

(1)
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED OCTOBER 1, 2013 TO

PROSPECTUS DATED JULY 31, 2013

The information under the section entitled “FUND SUMMARIES — Tax-Advantaged Ultra-Short Fixed Income Fund — Fees and Expenses of the Fund” on page 26 of the Prospectus is amended and restated as follows to eliminate the redemption fee of 1.00%, effective October 1, 2013:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.28%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.03%
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement(1)	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.25%

(1)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

NORTHERN ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED OCTOBER 1, 2013 TO

PROSPECTUS DATED JULY 31, 2013

The information under the section entitled “FUND SUMMARIES — Ultra-Short Fixed Income Fund — Fees and Expenses of the Fund” on page 30 of the Prospectus is amended and restated as follows to eliminate the redemption fee of 1.00%, effective October 1, 2013:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.30%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.46%
Expense Reimbursement(2)	(0.20)%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.26%

(1)
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.